Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill

The following table provides the gross carrying value and accumulated amortization for each major class of our intangible assets, other than goodwill:

	Remaining	December 31,	December 31,
	useful life	2024	2023
Cost:
Patent	0.5-2.17 years	$4,506,822	4,818,262
Technology	2-4 years	9,455,293	9,759,823
Customer relation		-	1,030,000
		13,962,115	15,608,085
Less: Accumulated amortization
Patent		$(3,603,509)	(3,281,463)
Technology		(3,064,769)	(2,391,950)
Customer relation		-	(28,611)
		(6,668,278)	(5,702,024)
Less: Accumulated impairment for intangible assets		(3,400,709)	(3,510,236)
Intangible assets, net		$3,893,128	$6,395,825

Schedule of Amortization Expenses	Amortization expenses for the next five years and thereafter are as follows:
Years ended December 31,
2025	$1,293,834
2026	1,093,749
2027	792,823
2028	712,722
2029	-
Thereafter	-
Total	$3,893,128